REDEEMABLE NONCONTROLLING INTEREST - Reconciliation (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
NONCONTROLLING INTEREST
Redeemable noncontrolling interest opening balance	$ 53,493,724	¥ 349,046,548	¥ 341,074,539
Net loss attributable to redeemable noncontrolling interest	(182,394)	(1,190,122)	(4,855,589)	¥ (5,858,902)
Change in redeemable noncontrolling interest	182,394	1,190,122	12,827,598
Redeemable noncontrolling interest ending balance	$ 53,493,724	¥ 349,046,548	¥ 349,046,548	¥ 341,074,539